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                                                    WEITZ SERIES FUND, INC.

                             FIXED INCOME PORTFOLIO

                       GOVERNMENT MONEY MARKET PORTFOLIO

                                   QUARTERLY

                                     REPORT

                                 JUNE 30, 1998

                          ONE PACIFIC PLACE, SUITE 600
                             1125 SOUTH 103 STREET
                           OMAHA, NEBRASKA 68124-6008

                                  402-391-1980
                                  800-232-4161
                                402-391-2125 FAX

                               TABLE OF CONTENTS

FIXED INCOME PORTFOLIO
      Period Overview........................................................          3
      Schedule of Investments................................................          6

GOVERNMENT MONEY MARKET PORTFOLIO
      Period Overview........................................................         10
      Schedule of Investments................................................         11

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                          PERFORMANCE SINCE INCEPTION

A long-term perspective on our portfolio's performance is shown below. The table shows how an investment of $10,000 in the Fixed Income Portfolio at its inception would have grown over the years (after deducting all fees and expenses and assuming reinvestment of all dividends). The table also sets forth average annual total return data for the Fixed Income Portfolio for the one and five year periods ended June 30, 1998, and for the period since inception, calculated in accordance with SEC standardized formulas.

                   VALUE OF        VALUE OF         VALUE OF
                    INITIAL       CUMULATIVE       CUMULATIVE      TOTAL
                    $10,000      CAPITAL GAIN      REINVESTED    VALUE OF   ANNUAL RATE
  PERIOD ENDED    INVESTMENT     DISTRIBUTIONS      DIVIDENDS     SHARES     OF RETURN
----------------  -----------  -----------------  -------------  ---------  -----------

Dec. 23, 1988      $  10,000          --               --        $  10,000      --
Dec. 31, 1988          9,939          --                    68      10,007      --
Dec. 31, 1989         10,020          --                   900      10,920         9.1 %
Dec. 31, 1990         10,232               12            1,661      11,905         9.0
Dec. 31, 1991         10,625               13            2,597      13,235        11.4
Dec. 31, 1992         10,557               13            3,396      13,966         5.5
Dec. 31, 1993         10,820               14            4,258      15,092         8.1
Dec. 31, 1994          9,961               13            4,763      14,737        -2.4
Dec. 31, 1995         10,847               14            6,199      17,060        15.8
Dec. 31, 1996         10,637               13            7,158      17,808         4.4
Dec. 31, 1997         10,916               14            8,416      19,349         8.6
June 30, 1998         11,135               14            8,884      20,033         3.5 +

The portfolio's average annual total return for the one and five year periods ended June 30, 1998, and for the period since inception (December 23, 1988), was 9.2%, 6.2% and 7.6%, respectively. These returns assume redemption at the end of each period and reinvestment of dividends.

Since inception, the total amount of capital gains distributions reinvested in shares was $13, and the total amount of income distributions reinvested was $8,383. This information represents past performance of the portfolio and is not indicative of future performance. The investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Additional information is available from the Weitz Funds at the address listed on the front cover.

+ For the period from 1/1/98 through 6/30/98

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                        JUNE 30, 1998 - QUARTERLY REPORT

                                                                    July 6, 1998

Dear Fellow Shareholder:

      The Fixed Income Portfolio's total return for the second quarter of 1998 was 1.8%, which consisted of +1.5% from net interest income (after deducting fees and expenses) and +.3% from (unrealized) appreciation of our bonds. The table below summarizes total return data for our fund as well as the average intermediate-term, investment grade fixed income fund. (Returns shown are after deducting all fees and expenses.)

                                                                      1 YEAR     5 YEARS
                                                                     ---------  ---------
Fixed Income Portfolio                                               9.2%       6.2%
Average Intermediate Investment
  Grade Fixed Income Fund*                                           9.4%       6.1%

*Source: Lipper Analytical Services

OVERVIEW

      The environment for fixed income investors remains quite favorable. Low inflation, weak Asian economies, a strong U.S. dollar, and the real possibility of budget surpluses have all helped to drive interest rates lower. Our portfolio has grown 9.2% over the past 12 months (after fees and expenses), which represents approximately 6% from interest income and the remainder of 3.2% from unrealized appreciation of our bonds. We remain optimistic about the future and are pleased with the composition of our portfolio. As usual, we have no way of knowing the near-term direction of interest rates, and so we remain focused on owning intermediate-term, high-quality bonds whose coupon returns rival that of long-term bonds but with substantially less interest rate risk.

      The following table shows some of the vital characteristics of our portfolio as of June 30:

Average Maturity                                              6.5 years
Average Duration                                              3.1 years
Average Coupon                                                7.1%
30-Day SEC Yield at 6-30-98                                   5.7%
Average Rating                                                AA

      We would welcome the opportunity to discuss fixed income investing in more detail for anyone interested.

Best Regards,

/s/ WALLACE R. WEITZ                      /s/ THOMAS D. CARNEY

Wallace R. Weitz                          Thomas D. Carney
President, Portfolio Manager              Portfolio Manager

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

 RATING    FACE AMOUNT                                                                      COST         VALUE
---------  -----------                                                                  ------------  ------------
                        CORPORATE BONDS -- 25.3%
A          $   500,000  Lehman Brothers Holdings Notes 7.625% 7/15/99                   $    500,088  $    507,601
A              500,000  Salomon, Inc. Sr. Notes 7.125% 8/01/99                               500,000       506,228
A              500,000  Phillip Morris Notes 7.125% 8/15/02                                  500,000       512,326
BBB            500,000  Tenneco, Inc. Notes 8.075% 10/01/02                                  498,630       533,811
               750,000  Superior Financial Corp. Sr. Notes 8.65% 4/01/03                     750,000       768,750
A+              48,000  Homeside, Inc. 11.25% 5/15/03                                         48,000        56,880
Ba3            500,000  USA Networks, Inc. 7.0% 7/01/03                                      486,223       491,371
               250,000  Local Financial Corp. 11.0% 9/08/04                                  250,000       272,500
BBB          1,000,000  ConAgra, Inc. Sub. Notes 7.4% 9/15/04                              1,000,000     1,062,905
BB-            250,000  Century Communications Sr. Notes 9.5% 3/1/05                         260,767       271,016
A              600,000  General Motors Acceptance Corp. Debs. 6.625% 10/15/05                597,392       616,441
BBB-           500,000  Dime Savings 10.5% 11/15/05                                          524,369       527,500
B+             500,000  Vanguard Cellular Systems 9.375% 4/15/06                             527,777       522,500
BB+            375,000  CalEnergy Sr. Notes 9.5% 9/15/06                                     405,067       407,077
BBB+           500,000  Harcourt General 6.5% 5/15/11                                        484,665       491,663
AA-          1,000,000  Merrill Lynch 7.15% 7/30/12                                        1,000,000     1,031,620
AAA              1,000  Berkshire Hathaway, Inc. Debs. 9.75% 1/15/18                           1,047         1,049
                                                                                        ------------  ------------
                                Total Corporate Bonds                                      8,334,025     8,581,238
                                                                                        ------------  ------------

                        MORTGAGE-BACKED SECURITIES -- 24.3%
AAA             34,772  Federal Natl. Mtg Assn. 11.0% 1/01/01 (Avg. Life 1.1 yrs)             35,287        34,772
AAA             53,004  Federal Home Loan Mtg. Corp 9.5% 9/01/03 (Avg. Life 1.9 years)        53,004        54,991
AAA            500,000  Federal Natl. Mtg. Assn. REMIC Planned
                         Amortization Class 7.5% 4/25/19 (Avg. Life 3.0 years)               495,861       511,406
AAA            500,000  Federal Natl. Mtg. Assn. REMIC Planned
                         Amortization Class 6.5% 10/25/18 (Avg. Life 4.3 years)              486,268       500,781
AAA            500,000  Federal Home Loan Mtg. Corp. REMIC Planned
                         Amortization Class 6.65% 9/15/21 (Avg. Life 4.7 years)              490,634       502,813
AAA          1,000,000  Federal Home Loan Mtg. Corp. REMIC Planned
                         Amortization Class 7.0% 8/15/20 (Avg. Life 4.7 years)             1,003,605     1,016,875
AAA          1,000,000  Federal Home Loan Mtg. Corp. REMIC Planned
                         Amortization Class 6.75% 12/15/21 (Avg. Life 5.9 years)             992,023     1,015,313
AAA          1,000,000  Federal Home Loan Mtg. Corp. REMIC Planned
                         Amortization Class 7.0% 9/15/09 (Avg. Life 6.1 years)             1,003,828     1,028,750
AAA          1,000,000  Federal Home Loan Mtg. Corp. REMIC Planned
                         Amortization Class 7.0% 4/15/21 (Avg. Life 6.7 years)               976,122     1,023,125

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

 RATING    FACE AMOUNT                                                                      COST         VALUE
---------  -----------                                                                  ------------  ------------

                        MORTGAGE-BACKED SECURITIES, CONTINUED
AAA        $   997,161  Federal Natl. Mtg. Assn. 6.5% 6/01/18 (Avg. Life 6.9 years)     $    995,923  $    997,784
AAA          1,000,000  Federal Home Loan Mtg. Corp. REMIC Planned
                         Amortization Class 7.0% 8/15/21 (Avg. Life 7.0 years)             1,019,898     1,021,875
AAA            500,000  Federal Home Loan Mtg. Corp. REMIC Planned
                         Amortization Class 7.0% 7/15/21 (Avg. Life 7.1 years)               495,462       507,969
                                                                                        ------------  ------------
                                Total Mortgage-Backed Securities                           8,047,915     8,216,454
                                                                                        ------------  ------------

                        TAXABLE MUNICIPAL BONDS -- 2.6%
AA+             25,000  Missouri Hsg. Dev. Comm. 8.6% 9/01/05                                 25,135        25,000
AAA            325,000  Baltimore Maryland 7.25% 10/15/05                                    329,510       347,606
AAA            205,000  Oklahoma Hsg. Fin. Auth. 8.7% 9/01/13                                205,000       206,025
AAA            305,000  Oklahoma Hsg. Fin. Auth. 7.3% 12/01/14                               305,000       306,525
                                                                                        ------------  ------------
                                Total Taxable Municipal Bonds                                864,645       885,156
                                                                                        ------------  ------------

                        U.S. GOVERNMENT AND AGENCY SECURITIES -- 40.8%
AAA             99,960  U.S. Treasury Zero Coupon Receipts 2/15/99                            95,259        96,515
AAA          1,000,000  Federal Home Loan Bank 5.50% 4/14/00                                 996,181       997,069
AAA          2,000,000  Federal Natl. Mtg. Assn. 5.75% 4/15/03                             1,993,286     2,002,188
AAA          2,500,000  Federal Natl. Mtg. Assn. 7.55% 6/10/04                             2,499,589     2,539,062
AAA            100,000  U.S. Treasury Note 8.25% 5/15/05                                     103,569       104,656
AAA          1,000,000  Federal Home Loan Mtg. Corp. 7.09% 6/01/05                         1,001,423     1,016,811
AAA          1,000,000  Federal Natl. Mtg. Assn. 7.27% 8/24/05                             1,000,866     1,026,250
AAA            500,000  Federal Home Loan Bank 6.44% 11/28/05                                500,581       521,172
AAA          1,000,000  Federal Natl. Mtg. Assn. 6.64% 2/02/06                             1,000,000       996,985
AAA            500,000  Federal Home Loan Mtg. Corp. 6.407% 2/22/06                          497,136       502,185
AAA          1,000,000  Federal Natl. Mtg. Assn. 7.15% 10/11/06                              984,803     1,034,688
AAA            950,000  Federal Natl. Mtg. Assn. 7.44% 11/06/06                              951,012       955,047
AAA          1,000,000  Federal Natl. Mtg. Assn. 6.56% 11/26/07                            1,000,000     1,017,092
AAA          1,000,000  Federal Natl. Mtg. Assn. 6.50% 3/19/08                               991,930     1,002,166
                                                                                        ------------  ------------
                                Total U.S. Government and Agency Securities               13,615,635    13,811,886
                                                                                        ------------  ------------

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

             SHARES                                                                         COST         VALUE
           -----------                                                                  ------------  ------------
                        NON-CONVERTIBLE PREFERRED STOCKS -- 0.8%
Caa              5,000  Crown American Realty Trust 11.0% Pfd. Series A                 $    250,000  $    268,125
                                                                                        ------------  ------------


              FACE
             AMOUNT
           -----------
                        SHORT-TERM SECURITIES -- 4.9%
           $ 1,666,600  Norwest U.S. Government Money Market Fund                          1,666,600     1,666,600
                                                                                        ------------  ------------
                                Total Investments in Securities                         $ 32,778,820    33,429,459
                                                                                        ------------  ------------
                                                                                        ------------
                        Other Assets Less Liabilities -- 1.3%                                              436,586
                                                                                                      ------------
                                Total Net Assets -- 100%                                              $ 33,866,045
                                                                                                      ------------
                                                                                                      ------------
                                Net Asset Value Per Share                                             $     11.293
                                                                                                      ------------
                                                                                                      ------------

+Ratings are unaudited

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                 (This page has been left blank intentionally.)

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                        JUNE 30, 1998 - QUARTERLY REPORT

                                                                    July 7, 1998

Dear Shareholder:

      Short-term interest rates were mostly unchanged during the second quarter. As of June 30th, our 7-day and 30-day yields were 4.8% and 4.9%, respectively. Given the favorable interest rate environment, we have kept our average maturity as close to its maximum 90 days as possible.

      Your investment in our portfolio, while insulated from principal fluctuations, will continue to be impacted by changes in monetary policy and the effect such policy has on short-term interest rates. In short, your return should continue to track that of Treasury-bills.

        Best Regards,

        /s/ WALLACE R. WEITZ              /s/ THOMAS CARNEY

        Wallace R. Weitz                  Thomas D. Carney
        President, Portfolio Manager      Portfolio Manager

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

              FACE
 RATING      AMOUNT                                                                                       VALUE
---------  -----------                                                                                 ------------
                        U.S. GOVERNMENT AND AGENCY SECURITIES -- 99.1%*

   AAA     $ 3,000,000  Federal Home Loan Bank Discount Note 5.506% 8/03/98                            $  2,985,397
   AAA       2,600,000  U.S. Treasury Bill 5.079% 8/20/98                                                 2,582,117
   AAA       3,250,000  Federal Home Loan Bank Discount Note 5.512% 9/02/98                               3,219,458
   AAA       3,000,000  Federal Home Loan Bank Discount Note 5.519% 9/23/98                               2,962,410
   AAA       3,500,000  U.S. Treasury Bill 5.244% 10/01/98                                                3,454,652
                                                                                                       ------------
                          Total U.S. Government and Agency Securities                                    15,204,034
                                                                                                       ------------

                        SHORT-TERM SECURITIES -- 0.1%
                 7,558  Norwest Treasury Money Market Fund, 4.762%                                            7,558
                                                                                                       ------------
                          Total Investments in Securities (Cost $15,211,592)**                           15,211,592
                                                                                                       ------------
                        Other Assets in Excess of Other Liabilities -- 0.8%                                 117,373
                                                                                                       ------------
                          Total Net Assets -- 100%                                                     $ 15,328,965
                                                                                                       ------------
                                                                                                       ------------

*Interest rates presented for treasury bills and discount notes are based upon yield to maturity rate(s) at date(s) of purchase.
**Cost is the same for Federal income tax purposes.

                See accompanying notes to financial statements.

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--------------------------------------------------------------------------------
         WEITZ SERIES FUND, INC.

BOARD OF DIRECTORS
  Lorraine Chang
  John W. Hancock
  Richard D. Holland
  Thomas R. Pansing, Jr.
  Delmer L. Toebben
  Wallace R. Weitz

OFFICERS
  Wallace R. Weitz, President
  Mary K. Beerling, Vice-President & Secretary
  Linda L. Lawson, Vice-President
  Richard F. Lawson, Vice-President

INVESTMENT ADVISER
  Wallace R. Weitz & Company

DISTRIBUTOR
  Weitz Securities, Inc.

CUSTODIAN
  Norwest Bank Minnesota, N.A.

TRANSFER AGENT AND DIVIDEND PAYING AGENT
  Wallace R. Weitz & Company

This report has been prepared for the information of shareholders of Weitz Series Fund, Inc. -- Fixed Income and Government Money Market Portfolios. For more detailed information about the Funds, their investment objectives, management, fees and expenses, please see a current prospectus. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.